UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6103

Investors Cash Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Investors Cash Trust-Treasury Portfolio

	Principal Amount ($)	Value ($)

US Treasury Obligations 21.2%
US Treasury Bills:
3.725% *, 3/23/2006	4,000,000	3,966,475
3.98% *, 4/20/2006	7,500,000	7,409,621
US Treasury Note:
1.875%, 1/31/2006	5,000,000	4,993,659
2.75%, 7/31/2006	5,000,000	4,953,919

Total US Treasury Obligations (Cost $21,323,674)		21,323,674
Repurchase Agreements 78.7%
Citigroup Global Markets, Inc., 4.25%, dated 12/8/2005, to be repurchased at $15,095,625 on 1/31/2006 (a)	15,000,000	15,000,000
Credit Suisse First Boston LLC, 3.5%, dated 12/30/2005, to be repurchased at $20,007,778 on 1/31/2006 (b)	20,000,000	20,000,000
JPMorgan Securities, Inc., 3.45%, dated 12/30/2005, to be repurchased at $22,008,433 on 1/3/2006 (c)	22,000,000	22,000,000
Morgan Stanley & Co., Inc., 3.45%, dated 12/30/2005, to be repurchased at $22,008,433 on 1/3/2006 (d)	22,000,000	22,000,000

Total Repurchase Agreements (Cost $79,000,000)		79,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 100,323,674)	99.9	100,323,674
Other Assets and Liabilities, Net	0.1	69,241

Net Assets	100.0	100,392,915

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $15,106,866 Government National Mortgage Association, 5.5%, maturing on 1/15/2034 with a value of $15,300,000.
(b)		Collateralized by $39,344,000 US Treasury STRIPS, with various coupon rates from Zero Coupon-7.25%, with various maturities from 11/15/2014-8/15/2022 with a value of $20,400,338.
(c)		Collateralized by $24,600,000 US Treasury STRIPS, maturing on 2/15/2008 with a value of $22,440,858.
(d)		Collateralized by $17,703,000 US Treasury Bond, 7.5%, maturing on 11/15/2016 with a value of $22,441,088.
STRIPS: Separate Trading of Registered Interest and Principle Securities

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006